RISK MANAGEMENT - Commercial and Financial Leases (Details) - 12 months ended Dec. 31, 2020 $ in Millions, $ in Millions	USD ($) item	COP ($) item
Commercial and financial leases | Corporate | Minimum
RISK MANAGEMENT
Annual borrowers' sales		$ 100,000
Commercial and financial leases | Corporate | Banistmo | Minimum
RISK MANAGEMENT
Annual borrowers' sales	$ 10
Commercial and financial leases | Corporate | Banco Agricola and BAM | Minimum
RISK MANAGEMENT
Annual borrowers' sales	25
Commercial and financial leases | Business | Minimum
RISK MANAGEMENT
Annual borrowers' sales		13,000
Commercial and financial leases | Business | Maximum
RISK MANAGEMENT
Annual borrowers' sales		100,000
Commercial and financial leases | Business | Banco Agricola S.A. | Minimum
RISK MANAGEMENT
Annual borrowers' sales	5
Commercial and financial leases | Business | Banco Agricola S.A. | Maximum
RISK MANAGEMENT
Annual borrowers' sales	25
Commercial and financial leases | Business | BAM | Minimum
RISK MANAGEMENT
Annual borrowers' sales	2
Commercial and financial leases | Business | BAM | Maximum
RISK MANAGEMENT
Annual borrowers' sales	$ 25
Commercial and financial leases | Business Construction | Minimum
RISK MANAGEMENT
Annual borrowers' sales		$ 20,000
Number of projects executed as previous experience | item	3	3
Commercial and financial leases | Business Construction | Maximum
RISK MANAGEMENT
Annual borrowers' sales		$ 45,000
Commercial and financial leases | Corporate Construction | Minimum
RISK MANAGEMENT
Annual borrowers' sales		$ 45,000
Number of projects executed as previous experience | item	3	3
Commercial and financial leases | SME Construction | Minimum
RISK MANAGEMENT
Annual borrowers' sales		$ 380
Number of projects executed as previous experience | item	3	3
Commercial and financial leases | SME Construction | Maximum
RISK MANAGEMENT
Annual borrowers' sales		$ 20,000
Commercial and financial leases | Government | Minimum
RISK MANAGEMENT
Annual borrowers' sales		20,000
Commercial and financial leases | SME | Maximum
RISK MANAGEMENT
Annual borrowers' sales		$ 13,000
Commercial and financial leases | SME | Banistmo | Maximum
RISK MANAGEMENT
Annual borrowers' sales	$ 10
Commercial and financial leases | SME | Banco Agricola S.A. | Maximum
RISK MANAGEMENT
Annual borrowers' sales	5
Commercial and financial leases | SME | BAM | Maximum
RISK MANAGEMENT
Annual borrowers' sales	$ 2
Mortgage | Minimum
RISK MANAGEMENT
Repayment term	5 years	5 years
Mortgage | Maximum
RISK MANAGEMENT
Repayment term	30 years	30 years